Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 8, 2007

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to All Funds

The first paragraph of the subsection captioned “Exchanging Shares” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is deleted and replaced in its entirety with the following:

Except as provided below and/or in the applicable Funds’ or series’ prospectus(es), you may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of another series of the Trust or PIMCO Funds. In addition, you may exchange your Class A shares of any Fund for Class A shares of Allianz RCM Global EcoTrendsSM Fund (the “RCM EcoTrendssm Fund”), a closed-end “interval” fund for which the Adviser serves as investment manager and RCM and its affiliate, Allianz Global Investors Advisory GmbH, serve as sub-advisers, as well as any other interval fund that may be established and managed by the Adviser and its affiliates in the future. See “Exchanges for Interval Funds” below. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Funds within 7 days of the acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs, minus the Redemption Fee, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

In addition, the following paragraph is inserted after the second paragraph in the same subsection of the Prospectus:

Exchanges for Interval Funds. As noted above, you may exchange your Class A shares of any Fund for Class A shares of the RCM EcoTrendsSM Fund and other “interval” funds that may be established and managed by the Adviser and its affiliates in the future. Like other exchanges, your shares of a Fund will be exchanged for shares of the RCM EcoTrendsSM Fund or another interval fund on the basis of their respective NAVs, minus any Redemption Fee applicable to your investment in the Fund, next calculated after your exchange order is received by the Distributor. Unlike the Funds and other open-end investment companies, the RCM EcoTrendsSM Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

Disclosure Related to the RCM Strategic Growth Fund

The information relating to the RCM Strategic Growth Fund contained in the table under “Management of the Funds—Sub-Advisers—RCM” on page 47 of the Prospectus is hereby restated in its entirety as follows:

Fund	Portfolio Managers	Since	Recent Professional Experience
RCM Strategic Growth	Raphael L. Edelman (Lead)	2006 (Inception)	Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 2004, he spent 20 years at Alliance Capital Management as a Portfolio Manager and Research Analyst.

	Todd G. Hawthorne	2007	Vice President, Equity Derivatives Strategy since 2006. Prior to joining RCM in 2006, he spent four years with RS Investments as the Head of Equity Derivative Strategy for the Paisley hedge fund family.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 8, 2007

to the Prospectus for Class A, B and C Shares of Allianz International/Sector Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

The first paragraph of the subsection captioned “Exchanging Shares” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is deleted and replaced in its entirety with the following:

Except as provided below and/or in the applicable Funds’ or series’ prospectus(es), you may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of another series of the Trust or PIMCO Funds. In addition, you may exchange your Class A shares of any Fund for Class A shares of Allianz RCM Global EcoTrendssm Fund (the “RCM EcoTrendssm Fund”), a closed-end “interval” fund for which the Adviser serves as investment manager and RCM and its affiliate, Allianz Global Investors Advisory GmbH, serve as sub-advisers, as well as any other interval fund that may be established and managed by the Adviser and its affiliates in the future. See “Exchanges for Interval Funds” below. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Funds within 7 days of the acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs, minus the Redemption Fee, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

In addition, the following paragraph is inserted after the second paragraph in the same subsection of the Prospectus:

Exchanges for Interval Funds. As noted above, you may exchange your Class A shares of any Fund for Class A shares of the RCM EcoTrendssm Fund and other “interval” funds that may be established and managed by the Adviser and its affiliates in the future. Like other exchanges, your shares of a Fund will be exchanged for shares of the RCM EcoTrendssm Fund or another interval fund on the basis of their respective NAVs, minus any Redemption Fee applicable to your investment in the Fund, next calculated after your exchange order is received by the Distributor. Unlike the Funds and other open-end investment companies, the RCM EcoTrendssm Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 8, 2007

to the Prospectus for Class A, B and C Shares of Allianz Global Investors Multi-Style Fund

Dated November 1, 2006 (as revised January 1, 2007)

The first paragraph of the subsection captioned “Exchanging Shares” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is deleted and replaced in its entirety with the following:

You may exchange your Class A, Class B or Class C shares of the Fund for the same Class of shares of another series of the Trust or PIMCO Funds subject to any restrictions on exchanges set forth in the applicable fund’s or series’ prospectus(es). In addition, you may exchange your Class A shares of the Fund for Class A shares of Allianz RCM Global EcoTrendssm Fund (the “RCM EcoTrendssm Fund”), a closed-end “interval” fund for which AGIFM serves as investment manager and its affiliates, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, serve as sub-advisers, as well as any other interval fund that may be established and managed by the Adviser and its affiliates in the future. See “Exchanges for Interval Funds” below. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund within 7 days of the acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs, minus the Redemption Fee, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for the Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

In addition, the following paragraph is inserted after the second paragraph in the same subsection of the Prospectus:

Exchanges for Interval Funds. As noted above, you may exchange your Class A shares of the Fund for Class A shares of the RCM EcoTrendssm Fund and other “interval” funds that may be established and managed by the Adviser and its affiliates in the future. Like other exchanges, your shares of the Fund will be exchanged for shares of the RCM EcoTrendssm Fund or another interval fund on the basis of their respective NAVs, minus any Redemption Fee applicable to your investment in the Fund, next calculated after your exchange order is received by the Distributor. Unlike the Fund and other open-end investment companies, the RCM EcoTrendssm Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 8, 2007

to the Prospectus for Class A, B and C Shares of Allianz OCC Renaissance Fund

Dated November 1, 2006 (as revised January 1, 2007)

The first paragraph of the subsection captioned “Exchanging Shares” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is deleted and replaced in its entirety with the following:

Except as provided below and/or in the applicable fund’s or series’ prospectus(es), you may exchange your Class A, Class B or Class C shares of the Fund for the same Class of shares of any other series of the Trust or PIMCO Funds. In addition, you may exchange your Class A shares of the Fund for Class A shares of Allianz RCM Global EcoTrendsSM Fund (the “RCM EcoTrendsSM Fund”), a closed-end “interval” fund for which AGIFM serves as investment manager and its affiliates, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, serve as sub-advisers, as well as any other interval fund that may be established and managed by the Adviser and its affiliates in the future. See “Exchanges for Interval Funds” below. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund within 7 days of the acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs, minus the Redemption Fee, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for each fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

In addition, the following paragraph is inserted after the second paragraph in the same subsection of the Prospectus:

Exchanges for Interval Funds. As noted above, you may exchange your Class A shares of the Fund for Class A shares of the RCM EcoTrendsSM Fund and other “interval” funds that may be established and managed by the Adviser and its affiliates in the future. Like other exchanges, your shares of the Fund will be exchanged for shares of the RCM EcoTrendsSM Fund or another interval fund on the basis of their respective NAVs, minus any Redemption Fee applicable to your investment in the Fund, next calculated after your exchange order is received by the Distributor. Unlike the Fund and other open-end investment companies, the RCM EcoTrendsSM Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 8, 2007

to the Prospectus for Class A and C Shares of NACM Income & Growth Fund

Dated February 28, 2007

The first paragraph of the subsection captioned “Exchanging Shares” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is deleted and replaced in its entirety with the following:

Except as provided below and/or in the applicable fund’s or series’ prospectus(es), you may exchange your Class A or Class C shares of the Fund for the same Class of shares of any other series of the Trust or PIMCO Funds. In addition, you may exchange your Class A shares of the Fund for Class A shares of Allianz RCM Global EcoTrendsSM Fund (the “RCM EcoTrendsSM Fund”), a closed-end “interval” fund for which AGIFM serves as investment manager and its affiliates, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, serve as sub-advisers, as well as any other interval fund that may be established and managed by the Adviser and its affiliates in the future. See “Exchanges for Interval Funds” below. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund within 7 days of the acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs, minus the Redemption Fee, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for the Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

In addition, the following paragraph is inserted after the second paragraph in the same subsection of the Prospectus:

Exchanges for Interval Funds. As noted above, you may exchange your Class A shares of the Fund for Class A shares of the RCM EcoTrendsSM Fund and other “interval” funds that may be established and managed by the Adviser and its affiliates in the future. Like other exchanges, your shares of the Fund will be exchanged for shares of the RCM EcoTrendsSM Fund or another interval fund on the basis of their respective NAVs, minus any Redemption Fee applicable to your investment in the Fund, next calculated after your exchange order is received by the Distributor. Unlike the Fund and other open-end investment companies, the RCM EcoTrendsSM Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 8, 2007

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the RCM Strategic Growth Fund

The information relating to the RCM Strategic Growth Fund contained in the table under “Management of the Funds—Sub-Advisers—RCM” on page 50 of the Prospectus is hereby restated in its entirety as follows:

Fund	Portfolio Managers	Since	Recent Professional Experience
RCM Strategic Growth	Raphael L. Edelman (Lead)	2006 (Inception)	Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 2004, he spent 20 years at Alliance Capital Management as a Portfolio Manager and Research Analyst.

	Todd G. Hawthorne	2007	Vice President, Equity Derivatives Strategy since 2006. Prior to joining RCM in 2006, he spent four years with RS Investments as the Head of Equity Derivative Strategy for the Paisley hedge fund family.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 8, 2007

to the Prospectus for Institutional and Administrative Class Shares of Allianz RCM Funds

Dated November 1, 2006

Disclosure Relating to the Allianz RCM Financial Services Fund

Effective immediately, Institutional Class shares of the RCM Financial Services Fund are no longer available for purchase. In addition, shareholders of other series of the Trust and of PIMCO Funds are no longer permitted to exchange any of their shares for shares of the RCM Financial Services Fund as described in the Prospectus under “Purchases, Redemptions and Exchanges — Exchange Privilege.”

Disclosure Related to the RCM Strategic Growth Fund

The information relating to the RCM Strategic Growth Fund contained in the table under “Management of the Funds—Sub-Adviser” on page 28 of the Prospectus is hereby restated in its entirety as follows:

Fund	Portfolio Managers	Since	Recent Professional Experience
RCM Strategic Growth	Raphael L. Edelman (Lead)	2006 (Inception)	Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 2004, he spent 20 years at Alliance Capital Management as a Portfolio Manager and Research Analyst.

	Todd G. Hawthorne	2007	Vice President, Equity Derivatives Strategy since 2006. Prior to joining RCM in 2006, he spent four years with RS Investments as the Head of Equity Derivative Strategy for the Paisley hedge fund family.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 8, 2007

to the

Statement of Additional Information

Dated November 1, 2007 (as revised January 5, 2007)

The subsection captioned “RCM” in the section titled “Portfolio Manager Compensation, Other Accounts Managed and Conflicts of Interest” under “Management of the Trust” is revised to indicate that: Raphael L. Edelman and Todd G. Hawthorne share primary responsibility for management of the RCM Strategic Growth Fund (the “Fund”).

Information regarding other accounts managed by Mr. Edelman, as well as his ownership of securities of the series of the Funds he manages, is currently contained in the Statement of Additional Information. Information, as of April 30, 2007, regarding other accounts managed by Mr. Hawthorne, as well as his ownership of securities of the Fund, is provided in the tables below. None of the advisory fees charged for managing these accounts is based on performance.

Other Accounts Managed

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM	#	AUM	#	AUM
Todd G. Hawthorne	1	$4,500,000	2	$10,000	0	—

Securities Ownership

RCM Strategic Growth	Dollar Range of Equity Securities
Todd G. Hawthorne	None